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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21664


                      Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


            Pioneer Cullen Value Fund
            Schedule Of Investments 9/30/05

 Shares                                                           Value
            COMMON STOCKS - 91.6 %
            Energy - 7.9 %
            Integrated Oil & Gas - 2.5 %
  79,801    ConocoPhillips                                     $ 5,578,888
            Oil & Gas Exploration & Production - 5.4 %
  59,650    Anadarko Petroleum Corp.                           $ 5,711,488
  89,900    Devon Energy Corp.                                   6,170,736
                                                               $11,882,224
            Total Energy                                       $17,461,112
            Materials - 8.6 %
            Construction Materials - 3.1 %
 133,600    Cemex SA (A.D.R.)                                  $ 6,987,280
            Diversified Metals & Mining - 3.1 %
 183,350    Anglo American Plc                                 $ 5,533,503
  24,300    Cameco Corp.                                         1,300,050
                                                               $ 6,833,553
            Forest Products - 2.4 %
  76,650    Weyerhaeuser Co.                                   $ 5,269,688
            Total Materials                                    $19,090,521
            Capital Goods - 3.8 %
            Aerospace & Defense - 1.8 %
 107,900    Raytheon Co.                                       $ 4,102,358
            Industrial Conglomerates - 2.0 %
 130,100    General Electric Co.                               $ 4,380,467
            Total Capital Goods                                $ 8,482,825
            Transportation - 5.9 %
            Railroads - 5.9 %
  95,500    Canadian National Railway Co.                      $ 6,779,545
 145,000    Canadian Pacific Railway, Ltd.                       6,229,200
                                                               $13,008,745
            Total Transportation                               $13,008,745
            Automobiles & Components - 2.4 %
            Auto Parts & Equipment - 2.4 %
  93,900    Borg-Warner Automotive, Inc.                       $ 5,301,594
            Total Automobiles & Components                     $ 5,301,594
            Retailing - 3.1 %
            Home Improvement Retail - 3.1 %
 177,900    Home Depot, Inc.                                   $ 6,785,106
            Total Retailing                                    $ 6,785,106
            Food & Drug Retailing - 3.1 %
            Food Retail - 3.1 %
  96,600    Unilever N.V. *                                    $ 6,902,070
            Total Food & Drug Retailing                        $ 6,902,070
            Food, Beverage & Tobacco - 7.6 %
            Distillers & Vintners - 3.1 %
 116,900    Diageo Plc (A.D.R.)                                $ 6,781,369
            Packaged Foods & Meats - 4.5 %
  61,400    General Mills, Inc.                                $ 2,959,480
  96,200    Nestle SA (A.D.R.)                                   7,042,898
                                                               $10,002,378
            Total Food, Beverage & Tobacco                     $16,783,747
            Pharmaceuticals & Biotechnology - 10.8 %
            Pharmaceuticals - 10.8 %
 226,100    Bristol-Myers Squibb Co.                           $ 5,439,966
  90,950    GlaxoSmithKline Plc                                  4,663,916
 275,600    Pfizer, Inc.                                         6,881,732
 150,800    Wyeth                                                6,977,516
                                                               $23,963,130
            Total Pharmaceuticals & Biotechnology              $23,963,130
            Banks - 7.8 %
            Diversified Banks - 5.0 %
  92,600    Bank of America Corp.                              $ 3,898,460
  99,000    Icici Bank, Ltd. (A.D.R.) *                          2,796,750
  95,150    Wachovia Corp.                                       4,528,189
                                                               $11,223,399
            Regional Banks - 2.8 %
 197,500    Regions Financial Corp.                            $ 6,146,200
            Total Banks                                        $17,369,599
            Diversified Financials - 6.8 %
            Diversified Capital Markets - 3.1 %
 201,200    J.P. Morgan Chase & Co.                            $ 6,826,716
            Investment Banking & Brokerage - 3.2 %
 114,900    Merrill Lynch & Co., Inc.                          $ 7,049,115
            Diversified Financial Services - 0.5 %
  23,600    Citigroup, Inc.                                    $ 1,074,272
            Total Diversified Financials                       $14,950,103
            Insurance - 8.0 %
            Life & Health Insurance - 2.9 %
 130,600    MetLife, Inc.                                      $ 6,507,798
            Property & Casualty Insurance - 5.1 %
  89,800    Allstate Corp.                                     $ 4,965,042
  70,250    Chubb Corp.                                          6,290,888
                                                               $11,255,930
            Total Insurance                                    $17,763,728
            Technology Hardware & Equipment - 12.6 %
            Communications Equipment - 6.2 %
 300,750    Motorola, Inc.                                     $ 6,643,568
 420,500    Nokia Corp. (A.D.R.)                                 7,110,655
                                                               $13,754,223
            Computer Hardware - 3.2 %
 240,750    Hewlett-Packard Co.                                $ 7,029,900
            Technology Distributors - 3.2 %
 223,300    Arrow Electronics, Inc. *                          $ 7,002,687
            Total Technology Hardware & Equipment              $27,786,810
            Utilities - 3.2 %
            Independent Power Producer & Energy Traders - 3.2 %
 115,700    Constellation Energy Group                         $ 7,127,120
            Total Utilities                                    $ 7,127,120
            TOTAL COMMON STOCKS
            (Cost   $184,707,674)                              $202,776,210
Principal
 Amount                                                           Value
            TEMPORARY CASH INVESTMENT - 6.2 %
            Repurchase Agreement - 6.2 %
13,800,000  UBS Warburg, Inc., 3.25%, dated 9/30/05, repurchase price of
            $13,800,000 plus accrued interest on 10/3/05 collateralized by
            $14,236,000 U.S Treasury Note, 2.375%, 8/15/06
            TOTAL TEMPORARY CASH INVESTMENT
            (Cost   $13,800,000)                               $13,800,000

            TOTAL INVESTMENT IN SECURITIES - 97.8%
            (Cost   $198,507,674)                              $216,576,210

            OTHER ASSETS AND LIABILITIES - (2.2)%              $4,821,782

            TOTAL NET ASSETS - 100.0%                          $221,397,992

*           Non-income producing security

(A.D.R.)    American Depositary Receipt

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $198,507,674 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost          $20,436,825

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value           (2,368,288)

            Net unrealized gain                                $18,068,537




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust III

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 28, 2005

* Print the name and title of each signing officer under his or her signature.